Intangible assets, net - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2011 USD ($)	Feb. 28, 2011 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets
Estimated useful life of operating rights			30 years	30 years
Amortization expense of operating rights			$ 653	¥ 4,621	¥ 4,621	¥ 4,621
Deferred tax liability			$ 3,277		24,361		¥ 23,206
Period of expected cash flow			30 years	30 years
Guangdong province
Finite-Lived Intangible Assets
Estimated useful life of operating rights			30 years	30 years
Amortization expense of operating rights			$ 137	¥ 971	971	971
Zhejiang province
Finite-Lived Intangible Assets
Estimated useful life of operating rights			30 years	30 years
Amortization expense of operating rights			$ 516	¥ 3,650	¥ 3,650	¥ 3,650
Consideration for operating rights	$ 12,500	¥ 82,124
Value of acquired operating rights		109,499
Deferred tax liability		¥ 27,375
Guangdong and Zhejiang province
Finite-Lived Intangible Assets
General renewal period with provincial authorities			3 years	3 years
Beijing municipality
Finite-Lived Intangible Assets
General renewal period with provincial authorities			9 years	9 years